================================================================================
                              THE RESERVE FUNDS
                         Reserve Institutional Trust:
    Primary Institutional, U.S. Government Institutional and U.S. Treasury
         Institutional and Interstate Tax-Exempt Institutional Funds

                       Supplement dated August 18, 1999
                    to the Prospectus dated July 31, 1999
================================================================================


                             Performance History

The Performance History on page 5 and 6 of the Prospectus contains typographical errors. The correct figures are as follows:

Primary Institutional Fund - Class B                U.S. Government Institutional Fund - Class B
Worst Quarter 4th Q 1998 1.25%                      Most Recent Calendar Quarter 2nd Q 1999 1.07%
Most Recent Calendar Quarter 2nd Q 1999 1.10%



              Average Annual Total Returns as of December 31, 1998


                                                                                 Since
                                                                    1 Year     Inception
                                                                    ------     ---------
Primary Institutional Fund--Class A.................................  5.56%       5.57%
Primary Institutional Fund--Treasurer's Trust.......................  5.17        5.18
U.S. Government Institutional Fund--Class A.........................  0.38(1)     4.72*
U.S. Government Institutional Fund--Treasurer's Trust...............  3.17(2)     4.84*
Interstate Tax-Exempt Institutional Fund--Class A...................  0.53(3)     3.11*
Interstate Tax-Exempt Institutional Fund--Class B...................  1.01(4)     2.48*
Interstate Tax-Exempt Institutional Fund--Treasurer's Trust.........  1.96(5)     3.10*

--------
(1) For the Period 12/2/98 to 12/31/98.
(2) For the Period 5/5/98 to 12/31/98.
(3) For the Period 11/3/98 to 12/31/98.
(4) For the Period 8/4/98 to 12/31/98.
(5) For the Period 5/13/98 to 12/31/98.
* Annualized.

================================================================================
                              THE RESERVE FUNDS
                         Reserve Institutional Trust:
 Treasurer's Trust: Primary Institutional, U.S. Government Institutional and
  U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds

                       Supplement dated August 18, 1999
                    to the Prospectus dated July 31, 1999
================================================================================


The Performance History on page 5 and 6 of the Prospectus contains typographical errors. The correct figures are as follows:

Primary Institutional Fund - Treasurer's Trust
Best Quarter 1st Q 1998 1.26%
Worst Quarter 4th Q 1998 1.19%
Most Recent Calendar Quarter 2nd Q 1999 1.07%



              Average Annual Total Returns as of December 31, 1998

                                                                                       Since
                                                                           1 Year    Inception
                                                                           ------    ---------
Primary Institutional Fund--Class A......................................   5.56%       5.57%
Primary Institutional Fund--Class B......................................   5.33        5.32
U.S. Government Institutional Fund--Class A..............................   0.38(1)     4.72*
U.S. Government Institutional Fund--Class B..............................   5.14        5.15*
U.S. Government Institutional Fund--Treasurer's Trust....................   3.17(2)     4.84*
Interstate Tax-Exempt Institutional Fund--Class A........................   0.53(3)     3.11*
Interstate Tax-Exempt Institutional Fund--Class B........................   1.01(4)     2.48*
Interstate Tax-Exempt Institutional Fund--Treasurer's Trust..............   1.96(5)     3.10*

--------
(1) For the Period 12/2/98 to 12/31/98.
(2) For the Period 5/5/98 to 12/31/98.
(3) For the Period 11/3/98 to 12/31/98.
(4) For the Period 8/4/98 to 12/31/98.
(5) For the Period 5/13/98 to 12/31/98.
* Annualized.